Property, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2020
Property, plant and equipment
Schedule of property, plant and equipment

	3/31/2020	12/31/2019
	(€ in thousands)
Land, buildings and leasehold improvements	19,850	20,045
Plant and machinery	6,055	5,779
Other facilities, factory and office equipment	1,352	1,459
Assets under construction and prepayments made	62	60
Total	27,319	27,343
Thereof pledged assets of Property, Plant and Equipment	13,693	6,618